Transamerica US Growth

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.9%
Raytheon Technologies Corp.	218,952	$ 19,037,876

Air Freight & Logistics - 0.9%
FedEx Corp.	72,864	20,398,277

Automobiles - 1.0%
Tesla, Inc. (A)	32,744	22,501,677

Beverages - 2.0%
Constellation Brands, Inc., Class A	88,475	19,848,482
Monster Beverage Corp. (A)	236,266	22,284,609

		42,133,091

Biotechnology - 2.6%
Exact Sciences Corp. (A) (B)	81,719	8,812,577
Regeneron Pharmaceuticals, Inc. (A)	31,749	18,243,293
Seagen, Inc. (A)	80,167	12,296,816
Vertex Pharmaceuticals, Inc. (A)	83,066	16,744,444

		56,097,130

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	193,860	18,895,534

Capital Markets - 0.6%
S&P Global, Inc.	29,472	12,635,236

Chemicals - 0.8%
PPG Industries, Inc.	108,507	17,743,065

Commercial Services & Supplies - 0.7%
Copart, Inc. (A)	100,185	14,727,195

Consumer Finance - 1.6%
American Express Co.	207,567	35,396,401

Electronic Equipment, Instruments & Components - 0.7%
Cognex Corp.	171,290	15,486,329

Entertainment - 2.9%
Netflix, Inc. (A)	79,969	41,389,555
Walt Disney Co. (A)	122,647	21,588,325

		62,977,880

Equity Real Estate Investment Trusts - 1.0%
American Tower Corp.	74,326	21,019,393

Health Care Equipment & Supplies - 3.2%
Align Technology, Inc. (A)	27,742	19,302,884
Baxter International, Inc.	188,668	14,593,470
Edwards Lifesciences Corp. (A)	169,665	19,048,289
Teleflex, Inc.	40,550	16,115,786

		69,060,429

Health Care Providers & Services - 1.8%
agilon health, Inc. (A)	69,500	2,556,905
UnitedHealth Group, Inc.	89,675	36,965,829

		39,522,734

Hotels, Restaurants & Leisure - 4.2%
Airbnb, Inc., Class A (A)	121,895	17,554,099
Booking Holdings, Inc. (A)	12,775	27,827,272

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. (A)	17,935	$ 33,420,796
Penn National Gaming, Inc. (A) (B)	192,180	13,141,268

		91,943,435

Household Products - 0.9%
Procter & Gamble Co.	142,620	20,284,843

Interactive Media & Services - 9.8%
Alphabet, Inc., Class A (A)	40,083	108,004,846
Facebook, Inc., Class A (A)	290,473	103,495,530

		211,500,376

Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (A)	42,586	141,708,748

IT Services - 9.5%
EPAM Systems, Inc. (A)	46,278	25,906,424
FleetCor Technologies, Inc. (A)	93,227	24,073,076
Global Payments, Inc.	111,503	21,565,795
GoDaddy, Inc., Class A (A)	244,970	20,540,734
Mastercard, Inc., Class A	131,139	50,611,786
PayPal Holdings, Inc. (A)	173,000	47,666,690
Square, Inc., Class A (A)	62,575	15,472,295

		205,836,800

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	56,065	30,275,661

Machinery - 1.9%
Deere & Co.	62,521	22,606,968
Nordson Corp.	84,723	19,158,412

		41,765,380

Pharmaceuticals - 1.8%
Eli Lilly & Co.	163,318	39,767,933

Professional Services - 1.7%
Equifax, Inc.	73,369	19,119,962
Leidos Holdings, Inc.	168,065	17,885,477

		37,005,439

Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc. (A)	279,775	29,709,307
Entegris, Inc.	154,215	18,604,498
KLA Corp.	67,555	23,519,949
Marvell Technology, Inc.	306,192	18,527,678
Micron Technology, Inc. (A)	164,121	12,732,507
NVIDIA Corp.	106,892	20,842,871
Skyworks Solutions, Inc.	89,395	16,494,271
Teradyne, Inc.	117,602	14,935,454
Texas Instruments, Inc.	141,927	27,054,125

		182,420,660

Software - 17.1%
Adobe, Inc. (A)	89,347	55,540,776
DocuSign, Inc. (A)	44,205	13,174,858
Five9, Inc. (A)	72,359	14,565,143
Microsoft Corp.	634,299	180,718,128
RingCentral, Inc., Class A (A)	59,251	15,836,015
salesforce.com, Inc. (A)	161,336	39,032,018
ServiceNow, Inc. (A)	44,415	26,111,134
Workday, Inc., Class A (A)	109,892	25,758,685

		370,736,757

Specialty Retail - 1.7%
TJX Cos., Inc.	536,014	36,883,123

Transamerica Funds	Page 1

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	1,248,306	$ 182,077,913
NetApp, Inc.	242,529	19,302,883

		201,380,796

Textiles, Apparel & Luxury Goods - 3.8%
Lululemon Athletica, Inc. (A)	67,614	27,057,094
NIKE, Inc., Class B	225,835	37,829,621
VF Corp.	204,120	16,370,424

		81,257,139

Total Common Stocks (Cost $1,009,428,335)		2,160,399,337

Total Investments (Cost $1,009,428,335)		2,160,399,337
Net Other Assets (Liabilities) - 0.4%		8,932,262

Net Assets - 100.0%		$ 2,169,331,599

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,160,399,337	$—	$—	$2,160,399,337

Total Investments	$2,160,399,337	$—	$—	$2,160,399,337

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,014,914, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,315,692. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Funds	Page 3